REVENUE - Disaggregation (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenue [Abstract]
Gold Revenue	R 4,179.3	R 2,758.8	R 2,486.4
Silver Revenue	5.7	3.3	4.0
Total Revenue	R 4,185.0	R 2,762.1	R 2,490.4